Other intangible assets	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets

20. Other intangible assets

	Computer software £m	Licences, patents, amortised brands £m	Total £m
Cost at 1 January 2023	1,959	25,717	27,676
Exchange adjustments	(30)	(664)	(694)
Capitalised development costs	–	363	363
Additions through business combinations	–	1,438	1,438
Other additions	144	525	669
Disposals and asset write-offs	(125)	(13)	(138)
Transfer to assets held for sale/distribution	2	–	2
Reclassifications	34	(3)	31
Cost at 31 December 2023	1,984	27,363	29,347
Exchange adjustments	(8)	(176)	(184)
Capitalised development costs	–	246	246
Additions through business combinations	–	913	913
Other additions	166	1,270	1,436
Disposals and asset write-offs	(39)	(140)	(179)
Reclassifications	65	(5)	60
Cost at 31 December 2024	2,168	29,471	31,639

Amortisation at 1 January 2023	(1,223)	(9,181)	(10,404)
Exchange adjustments	18	174	192
Charge for the year	(203)	(1,009)	(1,212)
Disposals and asset write-offs	100	8	108
Transfer to assets held for sale	(3)	–	(3)
Reclassifications	4	1	5
Amortisation at 31 December 2023	(1,307)	(10,007)	(11,314)
Exchange adjustments	7	83	90
Charge for the year	(211)	(1,243)	(1,454)
Disposals and asset write-offs	33	47	80
Reclassifications	(1)	(13)	(14)
Amortisation at 31 December 2024	(1,479)	(11,133)	(12,612)

Impairment at 1 January 2023	(81)	(2,873)	(2,954)
Exchange adjustments	1	70	71
Impairment losses	(23)	(398)	(421)
Reversal of impairments	3	–	3
Disposals and asset write-offs	25	11	36
Impairment at 31 December 2023	(75)	(3,190)	(3,265)
Exchange adjustments	(1)	4	3
Impairment losses	(6)	(314)	(320)
Reversal of impairments	3	–	3
Disposals and asset write-offs	5	84	89
Impairment at 31 December 2024	(110)	(3,402)	(3,512)

Total accumulated amortisation and impairment at 31 December 2023	(1,382)	(13,197)	(14,579)
Total accumulated amortisation and impairment at 31 December 2024	(1,589)	(14,535)	(16,124)
Net book value at 1 January 2023	655	13,663	14,318
Net book value at 31 December 2023	602	14,166	14,768
Net book value at 31 December 2024	579	14,936	15,515
The weighted average interest rate for capitalised borrowing costs in the year was 4% (2023: 4%).
The net book value of computer software included £231 million (2023: £270 million) of internally generated costs.
The carrying amount at 31 December 2024 of intangible assets, for which impairments have been charged in the year following those impairments, was £427 million (2023: £533 million), resulting from the appraisal of GSK’s assumptions related to in-licences and collaboration agreements. The carrying amount at 31 December 2024 of intangible assets, after which impairment reversals have been charged in the year was £nil million (2023: £nil million). No individual intangible asset accounted for a material impairment.
20. Other intangible assets continued
Please refer to Note 2, 'Accounting principles and policies' for the Group’s accounting policy and estimate of the useful life for intangible assets.
Amortisation and impairment losses, net of reversals, have been charged in the income statement as follows:

	Amortisation		Net impairment losses
	2024 £m	2023 £m	2024 £m	2023 £m
Cost of sales	982	668	–	1
Selling, general and administration	84	103	6	18
Research and development	388	441	311	399
	1,454	1,212	317	418
Licences, patents and amortised brands include a large number of acquired licences, patents, know-how agreements and marketing rights, which are either marketed or in use, or still in development. Note 41, ‘Acquisitions and disposals’ gives details of additions through business combinations in the year. The carrying amounts of the largest individual items are as follows:

	2024 £m	2023 £m
Tesaro Assets	2,350	2,656
Meningitis Portfolio	1,473	1,717
Affinivax Assets	1,452	1,429
Camlipixant	1,438	1,438
Momelotinib	1,408	1,470
Dolutegravir (including Cabotegravir)	967	1,059
Aiolos Assets	887	–
CureVac Assets	535	191
Iteos Assets	471	443
Alector Assets	371	425
Benlysta	298	424
Shingrix	277	289
Hansoh Pharma Assets	247	–
Chimagen	227	–
RSV	201	139
BMS Assets	173	191
Spero	163	163
Wave Life Sciences	115	116
Arrowhead	114	114
UCB	93	115
DT	91	104
Relvar/Breo/Anoro	86	125
Stiefel Trade Name	84	116
Fluarix/FluLaval	55	100
Okairos	–	198
Others	1,360	1,144
Total	14,936	14,166
On 14 February 2024, GSK completed its acquisition of Aiolos Bio, Inc. The main asset acquired is AIO-001.
On 3 July 2024, GSK and CureVac N.V. announced a restructuring of their existing collaboration into a new licensing agreement, in order to work together to develop mRNA vaccines for infectious diseases.
In 2024, GSK announced collaborations with Hansoh Pharma to develop HS-20093 and HS-20089.
On 29 October 2024, GSK entered into an agreement to acquire CMG1A46 from Chimagen Biosciences to expand its immunology pipeline.
The Group has evaluated both the qualitative and quantitative effects of climate-related risks on the recoverable amounts of assets and has determined that there are no material impairments.